Commitments (Details) ₪ in Thousands				12 Months Ended
	Aug. 12, 2024	Jan. 03, 2024	Jun. 01, 2022	Dec. 31, 2024 USD ($) T	Dec. 31, 2024 ILS (₪) T	Dec. 31, 2024 ILS (₪)
Commitments [Line Items]
Commitment balance				$ 300,000
Financing agreement amount				$ 1,000,000
Percentage of service or maintenance				5.00%	5.00%
Maximum refund amount percentage				150.00%		150.00%
NYPA royalties rate			5.00%	3.50%	3.50%
Pay to participation cost				$ 900,000		₪ 3,400
Participation grant amount				$ 595,000	₪ 2,200
Tempo service for a period				60 days	60 days
Tempo exclusively for a period				15 years	15 years
Steam annual capacity (in US Tons) | T				19,000	19,000
Take or pay obligation				$ 89,000	₪ 323
Maintenance services				$ 120,000
Maintenance for a period				5 years	5 years
Under the agreement percentage				50.00%	50.00%
Percentage of participation amount				40.00%		40.00%
Service term				7 years	7 years
Lease period one year				$ 600,000		₪ 2,100
Lease period two year				450,000		2,100
Lease period three year				$ 350,000		2,100
Lease period fourth year (in New Shekels) | ₪						1,700
Lease period remaining three years (in New Shekels) | ₪						₪ 1,300
Service period				7 years	7 years
Service agreement term	12 years
Additional term	6 years
License for a period		5 years
term of targets and milestones.		5 years
Royalties percentage				10.00%	10.00%
New Hungarian Company [Member]
Commitments [Line Items]
Owns percentage				100.00%		100.00%
Israeli Innovation Authority [Member]
Commitments [Line Items]
Government grants cumulative amount for support programs in research and development activities				$ 4,300,000
Grants received				4,300,000
Payments for royalties amount				$ 2,500,000
Royalty ceiling increased percentage				120.00%	120.00%
Grants technology not matured				$ 800,000
Granted do not bear any royalties				1,000,000
Israel Ministry of Energy [Member]
Commitments [Line Items]
Government grants cumulative amount for support programs in research and development activities				$ 600,000
Ministry of the Economy, Finance and Industry, France [Member]
Commitments [Line Items]
Obligated to pay royalties rate percentage				3.00%		3.00%
New York Power Authority [Member]
Commitments [Line Items]
Agreement period				10 years	10 years
Minimum [Member]
Commitments [Line Items]
Gross investment amount percentage				2.00%	2.00%
Minimum [Member] | Israeli Innovation Authority [Member]
Commitments [Line Items]
Royalties rate				3.00%		3.00%
Minimum [Member] | Israel Ministry of Energy [Member]
Commitments [Line Items]
Royalties rate				3.00%		3.00%
Maximum [Member]
Commitments [Line Items]
Gross investment amount percentage				5.00%	5.00%
Maximum [Member] | Israeli Innovation Authority [Member]
Commitments [Line Items]
Royalties rate				5.00%		5.00%
Maximum [Member] | Israel Ministry of Energy [Member]
Commitments [Line Items]
Royalties rate				5.00%		5.00%
New York Power Authority [Member]
Commitments [Line Items]
Commitment balance				$ 1,091,000
Ministry of the Economy, Finance and Industry, France [Member]
Commitments [Line Items]
Grants received				56,000
Commitment balance				3,800
Lease Agreements Customers [Member]
Commitments [Line Items]
Commitment balance				$ 3,300,000		₪ 11,900